United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: Quarter ended 05/31/15

Item 1. Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—42.6%
	Federal Home Loan Mortgage Corporation ARM—15.0%
$1,963,303	1.791%, 5/1/2035	$2,063,208
9,638,519	1.860%, 7/1/2034	10,071,115
3,656,099	1.953%, 7/1/2038	3,888,189
2,169,404	2.025%, 7/1/2030	2,230,338
1,701,975	2.130%, 2/1/2035	1,800,318
10,811	2.228%, 9/1/2020	11,014
3,563,282	2.231%, 5/1/2035	3,786,561
109,379	2.250%, 4/1/2035	116,379
6,032,935	2.265%, 7/1/2036	6,414,802
1,533,163	2.275%, 7/1/2036	1,635,381
242,349	2.278%, 4/1/2027	251,060
4,718,111	2.290%, 11/1/2036	5,022,910
5,160,345	2.324%, 10/1/2033	5,483,135
2,367,590	2.353%, 2/1/2036	2,538,502
9,684,562	2.372%, 1/1/2038	10,337,069
15,300,066	2.375%, 4/1/2034 - 2/1/2035	16,348,315
1,229,732	2.377%, 4/1/2034	1,318,504
2,074,624	2.382%, 12/1/2039	2,224,387
1,332,551	2.390%, 4/1/2038	1,428,745
3,399,609	2.412%, 4/1/2037	3,633,489
4,110,589	2.415%, 12/1/2034	4,407,324
3,576,581	2.461%, 8/1/2035	3,834,767
3,291,108	2.464%, 11/1/2034	3,526,452
1,132,051	2.480%, 4/1/2036	1,213,771
4,673,625	2.493%, 7/1/2035	5,011,005
	TOTAL	98,596,740
	Federal National Mortgage Association ARM—27.5%
4,054,980	1.315%, 3/1/2044	4,153,439
2,305,060	1.365%, 7/1/2042	2,353,909
1,534,832	1.780%, 9/1/2033	1,592,132
3,326,179	1.784%, 10/1/2034	3,470,722
2,541,257	1.808%, 10/1/2033	2,651,855
1,057,559	1.810%, 7/1/2036	1,104,735
653,517	1.860%, 5/1/2038	691,085
9,653,322	1.900%, 8/1/2034 - 10/1/2037	10,168,135
4,083,013	1.929%, 5/1/2039	4,286,825
3,339,834	1.930%, 8/1/2034	3,488,293
1,818,830	1.971%, 5/1/2035	1,910,979
2,665,609	1.975%, 6/1/2034	2,806,953
903,384	2.000%, 5/1/2035	950,628
1,341,744	2.040%, 7/1/2035	1,416,132
592,965	2.060%, 11/1/2035	622,268
177,378	2.120%, 4/1/2034	189,087
13,523,332	2.123%, 12/1/2034 - 8/1/2039	14,299,598
34,149	2.168%, 2/1/2020	34,833
1,500,789	2.180%, 1/1/2035	1,584,015

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—continued
	Federal National Mortgage Association ARM—continued
$1,330,137	2.182%, 7/1/2039	$1,426,157
7,673,402	2.187%, 3/1/2039	8,145,193
205,284	2.196%, 2/1/2036	219,511
1,522,494	2.200%, 6/1/2034	1,615,634
97,203	2.220%, 10/1/2033	104,036
1,306,686	2.224%, 10/1/2035	1,401,013
2,328,337	2.225%, 7/1/2035	2,476,573
81,193	2.250%, 2/1/2019	82,934
1,874,185	2.257%, 5/1/2035	1,993,168
629,485	2.261%, 12/1/2034	672,208
6,882,372	2.290%, 1/1/2039	7,315,549
4,763,339	2.293%, 5/1/2036	5,072,903
2,581,622	2.297%, 7/1/2035	2,767,984
507,040	2.310%, 2/1/2036	543,642
170,703	2.316%, 5/1/2018	173,597
7,820,053	2.330%, 5/1/2035	8,336,912
8,149,741	2.336%, 7/1/2034 - 10/1/2035	8,738,055
5,050,422	2.340%, 2/1/2033 - 12/1/2033	5,391,813
1,484,928	2.345%, 7/1/2034	1,585,310
541,540	2.348%, 12/1/2040	580,633
5,094,737	2.350%, 6/1/2035 - 7/1/2035	5,437,009
1,523,329	2.357%, 1/1/2035	1,628,268
3,676,118	2.373%, 7/1/2035	3,919,698
4,034	2.395%, 10/1/2016	4,037
3,098,215	2.398%, 10/1/2035	3,321,869
3,446,279	2.411%, 12/1/2039	3,695,059
2,153,219	2.420%, 10/1/2037	2,300,928
2,617,770	2.547%, 1/1/2036	2,806,741
1,788,032	2.550%, 5/1/2036	1,917,107
3,333,616	2.567%, 2/1/2042	3,470,434
1,189,966	2.590%, 12/1/2040	1,275,867
216,123	2.603%, 7/1/2027	228,627
16,840,900	2.605%, 8/1/2035	18,111,383
2,171,194	2.903%, 11/1/2040	2,327,928
5,852,823	3.038%, 1/1/2044	6,098,402
3,804,590	3.158%, 1/1/2040	4,079,236
3,368,895	3.970%, 11/1/2039	3,612,088
	TOTAL	180,653,129
	Government National Mortgage Association ARM—0.1%
876,642	1.625%, 1/20/2022 - 10/20/2029	896,021
20,407	2.000%, 1/20/2030	21,336
	TOTAL	917,357
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $274,401,468)	280,167,226
	COLLATERALIZED MORTGAGE OBLIGATIONS—36.0%
	Federal Home Loan Mortgage Corporation—10.3%
515,052	REMIC 2380 FL, 0.786%, 11/15/2031	522,901
507,296	REMIC 2434 FA, 1.186%, 3/15/2032	519,234
197,798	REMIC 2448 FA, 1.186%, 1/15/2032	202,264
209,277	REMIC 2452 FC, 1.186%, 1/15/2032	214,002

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$667,639	REMIC 2459 FP, 1.186%, 6/15/2032	$683,063
159,436	REMIC 2470 EF, 1.186%, 3/15/2032	163,187
714,024	REMIC 2475 F, 1.186%, 2/15/2032	730,939
551,174	REMIC 2475 FD, 0.736%, 6/15/2031	558,217
492,235	REMIC 2480 NF, 1.186%, 1/15/2032	503,625
156,990	REMIC 2498 AF, 1.186%, 3/15/2032	160,684
1,374,142	REMIC 2819 F, 0.586%, 6/15/2034	1,380,977
139,230	REMIC 3001 EA, 0.536%, 3/15/2035	139,589
2,064,253	REMIC 3012 EF, 0.486%, 8/15/2035	2,066,329
632,396	REMIC 3085 UF, 0.636%, 12/15/2035	637,269
504,411	REMIC 3155 PF, 0.536%, 5/15/2036	506,226
1,580,501	REMIC 3156 HF, 0.671%, 8/15/2035	1,592,579
410,933	REMIC 3174 FL, 0.536%, 6/15/2036	412,224
529,343	REMIC 3179 FP, 0.566%, 7/15/2036	530,921
525,278	REMIC 3213 GF, 0.616%, 9/15/2036	528,297
390,968	REMIC 3221 FW, 0.606%, 9/15/2036	393,179
2,339,385	REMIC 3236 KF, 0.486%, 11/15/2036	2,338,068
2,450,026	REMIC 3284 AF, 0.496%, 3/15/2037	2,452,033
10,075,830	REMIC 3284 BF, 0.486%, 3/15/2037	10,124,760
1,947,564	REMIC 3380 FP, 0.536%, 11/15/2036	1,952,383
1,871,455	REMIC 3550 GF, 0.936%, 7/15/2039	1,905,704
2,106,393	REMIC 3556 FA, 1.096%, 7/15/2037	2,157,837
1,151,986	REMIC 3593 CF, 0.786%, 2/15/2036	1,165,663
6,935,679	REMIC 3609 FA, 0.846%, 12/15/2039	7,038,265
9,026,851	REMIC 3740 FB, 0.686%, 10/15/2040	9,057,361
4,211,512	REMIC 3981 FC, 0.636%, 1/15/2038	4,216,644
8,225,883	REMIC 4048 FA, 0.636%, 5/15/2042	8,259,470
4,945,179	REMIC 4149 F, 0.436%, 1/15/2033	4,926,102
	TOTAL	68,039,996
	Federal National Mortgage Association—19.3%
159,802	REMIC 1995-17 B, 1.885%, 2/25/2025	160,947
644,489	REMIC 2001-32 FA, 0.735%, 7/25/2031	653,076
206,280	REMIC 2001-57 FA, 0.635%, 6/25/2031	206,915
165,590	REMIC 2001-62 FC, 0.835%, 11/25/2031	168,269
211,584	REMIC 2001-71 FS, 0.785%, 11/25/2031	214,650
360,698	REMIC 2002-52 FG, 0.685%, 9/25/2032	364,798
1,309,084	REMIC 2002-58 FG, 1.185%, 8/25/2032	1,339,953
212,726	REMIC 2002-60 FH, 1.185%, 8/25/2032	217,743
842,068	REMIC 2002-7 FG, 1.085%, 1/25/2032	858,423
423,387	REMIC 2002-77 FA, 1.183%, 12/18/2032	433,443
159,750	REMIC 2002-77 FG, 0.733%, 12/18/2032	161,750
346,234	REMIC 2002-8 FA, 0.933%, 3/18/2032	352,868
2,915,422	REMIC 2004-28 PF, 0.585%, 3/25/2034	2,934,572
2,625,543	REMIC 2005-67 FJ, 0.485%, 8/25/2035	2,627,738
527,613	REMIC 2005-67 FM, 0.535%, 8/25/2035	529,756
2,436,434	REMIC 2006-103 FB, 0.585%, 10/25/2036	2,456,684
569,889	REMIC 2006-11 FB, 0.485%, 3/25/2036	570,169
867,616	REMIC 2006-20 PF, 0.505%, 11/25/2030	869,628
4,341,301	REMIC 2006-49 PF, 0.435%, 4/25/2036	4,343,938
2,334,156	REMIC 2006-65 DF, 0.535%, 7/25/2036	2,340,657

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$886,208		REMIC 2006-76 QF, 0.585%, 8/25/2036	$890,349
893,936		REMIC 2006-8 NF, 0.555%, 3/25/2036	896,789
363,507		REMIC 2006-81 FA, 0.535%, 9/25/2036	365,039
7,526,342		REMIC 2006-W1 2AF1, 0.405%, 2/25/2046	7,470,781
333,556		REMIC 2007-102 FA, 0.755%, 11/25/2037	336,536
837,452		REMIC 2007-16 PF, 0.375%, 3/25/2037	834,396
1,088,411		REMIC 2007-20 F, 0.445%, 3/25/2037	1,083,635
834,945		REMIC 2007-67 FB, 0.505%, 7/25/2037	834,412
5,735,346		REMIC 2007-71 WF, 0.635%, 7/25/2037	5,771,222
1,044,721		REMIC 2007-84 FN, 0.685%, 8/25/2037	1,051,386
1,352,503		REMIC 2007-88 FW, 0.735%, 9/25/2037	1,356,152
803,281		REMIC 2007-88 FY, 0.645%, 9/25/2037	807,328
5,818,710		REMIC 2007-88 GF, 0.665%, 9/25/2037	5,843,081
3,137,369		REMIC 2008-52 FD, 0.535%, 6/25/2036	3,145,845
1,573,560		REMIC 2008-69 FB, 1.185%, 6/25/2037	1,614,276
996,780		REMIC 2008-75 DF, 1.435%, 9/25/2038	1,023,880
5,101,138		REMIC 2009-106 FN, 0.935%, 1/25/2040	5,196,490
1,745,262		REMIC 2009-78 UF, 0.955%, 10/25/2039	1,780,335
3,578,752		REMIC 2009-87 FX, 0.935%, 11/25/2039	3,642,457
4,577,671		REMIC 2009-87 HF, 1.035%, 11/25/2039	4,670,238
1,950,593		REMIC 2010-39 EF, 0.705%, 6/25/2037	1,967,373
8,249,605		REMIC 2010-67 FC, 0.885%, 6/25/2040	8,370,633
8,603,237		REMIC 2011-4 PF, 0.735%, 2/25/2041	8,705,215
7,279,190		REMIC 2012-130 DF, 0.585%, 12/25/2042	7,262,331
6,664,287		REMIC 2012-14 BF, 0.785%, 3/25/2042	6,713,466
10,838,539		REMIC 2012-141 PF, 0.485%, 10/25/2041	10,845,232
6,609,217		REMIC 2012-60 EF, 0.535%, 4/25/2042	6,614,578
1,178,876		REMIC 2012-99 FB, 0.565%, 9/25/2042	1,181,895
4,552,860		REMIC 2014-M12 FA, 0.478%, 10/25/2021	4,572,997
		TOTAL	126,654,324
		Government National Mortgage Association—5.5%
7,540,425		REMIC 2012-H24 FC, 0.578%, 10/20/2062	7,507,330
9,972,656		REMIC 2013-H15 FA, 0.718%, 6/20/2063	10,009,685
18,730,694		REMIC 2013-H19 FC, 0.778%, 8/20/2063	18,848,828
		TOTAL	36,365,843
		Non-Agency Mortgage-Backed Securities—0.9%
5,919,867		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	5,671,102
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $235,279,399)	236,731,265
		COMMERCIAL MORTGAGE-BACKED SECURITIES—6.1%
		Agency Commercial Mortgage-Backed Securities—5.1%
4,401,929		FHLMC REMIC KF03 A, 0.524%, 1/25/2021	4,403,256
7,397,093		FHLMC REMIC KS02 A, 0.556%, 8/25/2023	7,397,076
4,797,533		FHLMC REMIC K702 A1, 0.565%, 7/25/2020	4,811,426
17,227,027		FHLMC REMIC KGRP A, 0.556% 4/25/2020	17,270,556
		TOTAL	33,882,314
		Non-Agency Commercial Mortgage-Backed Securities—1.0%
6,400,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.936%, 6/15/2033	6,385,715
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $40,244,438)	40,268,029

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—8.2%
	Federal National Mortgage Association—8.2%
$34,016,357	2.500%, 4/1/2028 - 1/1/2030	$34,855,548
9,830,379	3.000%, 8/1/2023	10,286,571
7,368,202	4.000%, 1/1/2026 - 3/1/2026	7,903,665
533,868	5.000%, 1/1/2024	581,988
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $53,420,338)	53,627,772
	U.S. TREASURY—5.6%
	U.S. Treasury Notes—5.6%
25,000,000	0.500%, 4/30/2017	24,958,705
12,000,000	1.000%, 5/15/2018	12,024,374
	TOTAL U.S. TREASURIES (IDENTIFIED COST $36,975,160)	36,983,079
	REPURCHASE AGREEMENT—1.2%
7,553,000	Interest in $820,000,000 joint repurchase agreement 0.10%, dated 5/29/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $820,006,833 on 6/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $836,406,970. (AT COST)	7,553,000
	TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $647,873,803)[3]	655,330,371
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	1,913,627
	TOTAL NET ASSETS—100%	$657,243,998
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, this restricted security amounted to $6,385,715, which represented 1.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, this liquid restricted security amounted to $6,385,715, which represented 1.0% of total net assets.
3	At May 31, 2015, the cost of investments for federal tax purposes was $647,873,803. The net unrealized appreciation of investments for federal tax purposes was $7,456,568. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,203,797 and net unrealized depreciation from investments for those securities having an excess of cost over value of $747,229.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015